Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings Per Share
Note 11: Earnings Per Share
Basic earnings per share was calculated by dividing earnings attributable to common shareholders less dividends declared on preference shares by the sum of the weighted-average number of common shares outstanding and vested deferred share units (“DSUs”) outstanding during the period. DSUs represent common shares that certain employees have elected to receive in the future upon vesting of share-based compensation awards or in lieu of cash compensation.
Diluted earnings per share was calculated using the denominator of the basic calculation described above adjusted to include the potentially dilutive effect of outstanding stock options and time-based restricted share units (“TRSUs”).
Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Year ended December 31,

	2022	2021
Earnings attributable to common shareholders	1,338	5,689
Less: Dividends declared on preference shares	(3)	(2)
Earnings used in consolidated earnings per share	1,335	5,687
Less: Loss (earnings) from discontinued operations, net of tax	53	(2)
Earnings used in earnings per share from continuing operations	1,388	5,685
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Year ended December 31,

	2022	2021
Weighted-average number of common shares outstanding	483,634,135	493,106,315
Weighted-average number of vested DSUs	251,366	337,716
Basic	483,885,501	493,444,031
Effect of stock options and TRSUs	1,044,104	1,060,473
Diluted	484,929,605	494,504,504
There were no share-based compensation awards outstanding as of December 31, 2022 and 2021, respectively, where the exercise price was greater than the average market price.